RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties

	Assets		Liabilities		Sales (purchases), net
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2023
Transactions with majority shareholders
Suzano Holding S.A. (1)		4	(412,146)	(630,387)	(310)	66	9
Controller (1)			(219,817)	(336,205)
Management and related persons (1)			(36,053)	(55,627)
Alden Fundo de Investimento em Ações (1)			(30,444)	(52,764)
		4	(698,460)	(1,074,983)	(310)	66	9

Transactions with companies of the Suzano Group and other related parties
Management	914	61			1,399	538	(906)
Bexma Participações Ltda.	6				21	7	9
Bizma Investimentos Ltda.							7
Naman Capital Ltda.					7	9
Civelec Participações Ltda.	2,895	3,860					4,825
Fundação Arymax	5				13	5	3
Ibema Companhia Brasileira de Papel (2)	68,209	83,343	(658)	(1,413)	189,280	211,482	168,621
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	2	21			(4,961)	(5,173)	(5,549)
IPLF Holding S.A.		1			5	10	5
Mabex Representações e Participações Ltda.			(16)	(23)	(1,165)	(915)	(817)
Nemonorte Imóveis e Participações Ltda.			(7)		(186)	(177)	(178)
Woodspin Oy		203			625	854
	72,031	87,489	(681)	(1,436)	185,038	206,640	166,020
	72,031	87,493	(699,141)	(1,076,419)	184,728	206,706	166,029

Assets
Trade accounts receivable (Note 7)	68,209	83,545
Other assets	3,822	3,948
Liabilities
Trade accounts payable (Note 17)			(681)	(1,457)
Dividends and Interest on own capital payable (3)			(698,460)	(1,074,962)
	72,031	87,493	(699,141)	(1,076,419)
(1)Refers to dividends and interest on own capital payable.
(2)Refers mainly to the sale of pulp.
(3)The amount R$698,460 of refers to interest on own capital payable to the controlling shareholders and the amount of R$694,661 refers to other non-controlling shareholders, totaling R$1,393,121.

Disclosure of information about key management personnel

	12/31/2025	12/31/2024	12/31/2023
Short-term benefits
Salary or compensation	40,480	48,469	49,165
Direct and indirect benefits	1,331	1,896	2,286
Bonus	23,901	14,881	10,829
	65,712	65,246	62,280
Long-term benefits
Share-based compensation plan	92,114	99,051	42,130
	92,114	99,051	42,130
	157,826	164,297	104,410